LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.20%
Air Freight & Logistics–0.49%
†Atlas Air Worldwide Holdings, Inc.	28,008	$ 2,419,051
		2,419,051
Auto Components–0.99%
†Goodyear Tire & Rubber Co.	176,900	2,527,901
Standard Motor Products, Inc.	55,871	2,410,275
		4,938,176
Automobiles–0.47%
Thor Industries, Inc.	29,600	2,329,520
		2,329,520
Banks–1.45%
Financial Institutions, Inc.	78,778	2,373,581
Midland States Bancorp, Inc.	83,541	2,410,993
WesBanco, Inc.	71,163	2,445,161
		7,229,735
Beverages–0.50%
Molson Coors Beverage Co. Class B	46,800	2,498,184
		2,498,184
Biotechnology–6.29%
†2seventy bio, Inc.	136,680	2,331,761
†4D Molecular Therapeutics, Inc.	149,888	2,266,307
†Anika Therapeutics, Inc.	93,056	2,336,636
†Bluebird Bio, Inc.	487,484	2,364,297
†Emergent BioSolutions, Inc.	57,400	2,356,844
†Forma Therapeutics Holdings, Inc.	263,495	2,450,503
†Kodiak Sciences, Inc.	303,469	2,342,781
†Ligand Pharmaceuticals, Inc.	21,512	2,419,885
†OPKO Health, Inc.	711,618	2,447,966
†PMV Pharmaceuticals, Inc.	128,264	2,670,456
†Sage Therapeutics, Inc.	73,608	2,436,425
†United Therapeutics Corp.	13,878	2,489,852
†Vanda Pharmaceuticals, Inc.	212,952	2,408,487
		31,322,200
Building Products–1.49%
Griffon Corp.	118,626	2,376,079
MDU Resources Group, Inc.	96,900	2,582,385
Owens Corning	26,700	2,443,050
		7,401,514
Capital Markets–1.03%
Invesco Ltd.	113,437	2,615,857
Jefferies Financial Group, Inc.	77,091	2,532,440
		5,148,297
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–0.97%
Trinseo PLC	50,472	$ 2,418,618
Tronox Holdings PLC Class A	120,874	2,392,097
		4,810,715
Commercial Services & Supplies–2.58%
ACCO Brands Corp.	302,428	2,419,424
Deluxe Corp.	79,358	2,399,786
Ennis, Inc.	135,742	2,507,155
†GEO Group, Inc.	430,718	2,847,046
MillerKnoll, Inc.	77,237	2,669,310
		12,842,721
Communications Equipment–1.03%
†Aviat Networks, Inc.	85,558	2,632,620
†NETGEAR, Inc.	100,384	2,477,477
		5,110,097
Construction & Engineering–2.02%
Argan, Inc.	62,094	2,520,395
Granite Construction, Inc.	75,877	2,488,766
Primoris Services Corp.	100,573	2,395,649
†Tutor Perini Corp.	244,764	2,643,451
		10,048,261
Consumer Finance–0.50%
Navient Corp.	145,071	2,472,010
		2,472,010
Containers & Packaging–1.02%
Greif, Inc. Class A	40,222	2,616,843
Westrock Co.	52,600	2,473,778
		5,090,621
Diversified Consumer Services–1.00%
Graham Holdings Co. Class B	4,136	2,529,040
†Perdoceo Education Corp.	214,763	2,465,479
		4,994,519
Diversified Financial Services–0.50%
Banco Latinoamericano de Comercio Exterior SA	160,716	2,503,955
		2,503,955
Diversified Telecommunication Services–1.00%
†Liberty Latin America Ltd. Class C	251,194	2,408,950
Lumen Technologies, Inc.	227,400	2,562,798
		4,971,748
Electric Utilities–0.52%
Pinnacle West Capital Corp.	33,462	2,613,382
		2,613,382
Electronic Equipment, Instruments & Components–5.37%
†Arrow Electronics, Inc.	19,691	2,335,943
LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	58,143	$ 2,360,025
Benchmark Electronics, Inc.	96,859	2,425,349
†Kimball Electronics, Inc.	125,407	2,506,886
†Knowles Corp.	113,976	2,453,903
Methode Electronics, Inc.	58,160	2,515,420
†Sanmina Corp.	59,441	2,402,605
†ScanSource, Inc.	70,725	2,460,523
TD SYNNEX Corp.	23,383	2,413,360
†TTM Technologies, Inc.	168,315	2,494,428
Vishay Intertechnology, Inc.	121,605	2,383,458
		26,751,900
Entertainment–0.45%
†Skillz, Inc.	741,500	2,224,500
		2,224,500
Equity Real Estate Investment Trusts–7.65%
CTO Realty Growth, Inc.	38,877	2,578,323
†Equity Commonwealth	88,000	2,482,480
Franklin Street Properties Corp.	424,100	2,502,190
Getty Realty Corp.	89,289	2,555,451
Industrial Logistics Properties Trust	110,778	2,511,337
LTC Properties, Inc.	66,797	2,569,680
Medical Properties Trust, Inc.	121,400	2,566,396
National Health Investors, Inc.	42,702	2,519,845
Necessity Retail REIT, Inc.	327,163	2,587,859
Office Properties Income Trust	99,531	2,560,933
Omega Healthcare Investors, Inc.	82,500	2,570,700
One Liberty Properties, Inc.	81,649	2,513,973
Sabra Health Care REIT, Inc.	173,357	2,581,286
SL Green Realty Corp.	30,690	2,491,414
Spirit Realty Capital, Inc.	54,800	2,521,896
		38,113,763
Food & Staples Retailing–0.47%
SpartanNash Co.	70,488	2,325,399
		2,325,399
Food Products–1.51%
B&G Foods, Inc.	92,063	2,483,860
Fresh Del Monte Produce, Inc.	96,284	2,494,718
Seaboard Corp.	606	2,548,527
		7,527,105
Gas Utilities–0.53%
Spire, Inc.	36,900	2,647,944
		2,647,944
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–2.48%
†Avanos Medical, Inc.	76,150	$ 2,551,025
DENTSPLY SIRONA, Inc.	50,300	2,475,766
†Envista Holdings Corp.	49,479	2,410,122
†Quidel Corp.	22,400	2,519,104
†Varex Imaging Corp.	112,088	2,386,354
		12,342,371
Health Care Providers & Services–2.94%
†Fulgent Genetics, Inc.	39,700	2,477,677
†Invitae Corp.	300,900	2,398,173
National HealthCare Corp.	34,530	2,425,042
Premier, Inc. Class A	69,745	2,482,225
Select Medical Holdings Corp.	101,184	2,427,404
Universal Health Services, Inc. Class B	16,898	2,449,365
		14,659,886
Health Care Technology–2.15%
†American Well Corp. Class A	671,139	2,825,495
†Computer Programs & Systems, Inc.	74,354	2,561,495
†Multiplan Corp.	582,680	2,726,943
†Teladoc Health, Inc.	35,700	2,575,041
		10,688,974
Household Durables–4.26%
†Beazer Homes USA, Inc.	152,969	2,328,188
Century Communities, Inc.	43,975	2,355,741
Ethan Allen Interiors, Inc.	94,389	2,460,721
KB Home	72,065	2,333,465
†M/I Homes, Inc.	53,556	2,375,209
MDC Holdings, Inc.	62,200	2,353,648
†Meritage Homes Corp.	29,141	2,308,841
†Taylor Morrison Home Corp.	85,702	2,332,808
†Tri Pointe Homes, Inc.	118,659	2,382,673
		21,231,294
Insurance–2.53%
Axis Capital Holdings Ltd.	43,200	2,612,304
CNO Financial Group, Inc.	98,130	2,462,082
Old Republic International Corp.	95,363	2,467,041
Universal Insurance Holdings, Inc.	188,052	2,536,821
Unum Group	79,219	2,496,191
		12,574,439
Internet & Direct Marketing Retail–0.47%
Qurate Retail, Inc.	492,381	2,343,734
		2,343,734
IT Services–1.50%
Alliance Data Systems Corp.	42,226	2,370,990

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Cass Information Systems, Inc.	66,806	$ 2,465,810
†Conduent, Inc.	505,377	2,607,745
		7,444,545
Machinery–1.47%
Miller Industries, Inc.	88,474	2,491,428
REV Group, Inc.	180,267	2,415,578
Timken Co.	39,900	2,421,930
		7,328,936
Marine–1.03%
Eagle Bulk Shipping, Inc.	38,500	2,622,235
Genco Shipping & Trading Ltd.	106,800	2,522,616
		5,144,851
Media–1.48%
†DISH Network Corp. Class A	80,114	2,535,608
Gray Television, Inc.	105,679	2,332,336
TEGNA, Inc.	111,153	2,489,827
		7,357,771
Metals & Mining–1.52%
Olympic Steel, Inc.	69,990	2,691,815
SunCoke Energy, Inc.	271,900	2,422,629
United States Steel Corp.	64,800	2,445,552
		7,559,996
Mortgage Real Estate Investment Trusts (REITs)–8.52%
AGNC Investment Corp.	189,800	2,486,380
Annaly Capital Management, Inc.	343,500	2,418,240
Apollo Commercial Real Estate Finance, Inc.	176,121	2,453,365
Ares Commercial Real Estate Corp.	162,542	2,522,652
ARMOUR Residential REIT, Inc.	297,279	2,497,144
Chimera Investment Corp.	200,648	2,415,802
Dynex Capital, Inc.	154,534	2,503,451
Ellington Financial, Inc.	138,943	2,466,238
Granite Point Mortgage Trust, Inc.	221,914	2,467,684
Great Ajax Corp.	226,969	2,662,346
Invesco Mortgage Capital, Inc.	1,136,030	2,590,148
MFA Financial, Inc.	605,502	2,440,173
New Residential Investment Corp.	231,500	2,541,870
New York Mortgage Trust, Inc.	697,592	2,546,211
Ready Capital Corp.	158,177	2,382,146
Redwood Trust, Inc.	235,239	2,477,067
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp.	462,900	$ 2,559,837
		42,430,754
Multiline Retail–0.46%
Big Lots, Inc.	66,136	2,288,306
		2,288,306
Multi-Utilities–0.52%
NorthWestern Corp.	43,000	2,601,070
		2,601,070
Oil, Gas & Consumable Fuels–4.64%
Dorian LPG Ltd.	176,648	2,559,629
†DTE Midstream LLC	45,700	2,479,682
EQT Corp.	80,600	2,773,446
Equitrans Midstream Corp.	299,144	2,524,775
†HF Sinclair Corp.	64,100	2,554,385
International Seaways, Inc.	147,027	2,652,367
†PBF Energy, Inc. Class A	108,200	2,636,834
†Peabody Energy Corp.	98,100	2,406,393
World Fuel Services Corp.	92,339	2,496,847
		23,084,358
Paper & Forest Products–0.98%
Neenah, Inc.	65,278	2,588,925
Schweitzer-Mauduit International, Inc.	83,323	2,291,383
		4,880,308
Personal Products–0.51%
Edgewell Personal Care Co.	69,549	2,550,362
		2,550,362
Pharmaceuticals–4.06%
†Atea Pharmaceuticals, Inc.	340,184	2,456,128
†Athira Pharma, Inc.	208,647	2,816,735
†Cara Therapeutics, Inc.	200,974	2,441,834
†Collegium Pharmaceutical, Inc.	129,556	2,637,760
Perrigo Co. PLC	65,089	2,501,370
†Prestige Consumer Healthcare, Inc.	46,053	2,438,046
†Supernus Pharmaceuticals, Inc.	76,756	2,480,754
Viatris, Inc.	226,200	2,461,056
		20,233,683
Professional Services–1.99%
Barrett Business Services, Inc.	31,788	2,462,616
Kelly Services, Inc. Class A	113,638	2,464,808
ManpowerGroup, Inc.	26,300	2,470,096

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Resources Connection, Inc.	147,256	$ 2,523,968
		9,921,488
Road & Rail–1.90%
Covenant Logistics Group, Inc.	107,016	2,304,054
Knight-Swift Transportation Holdings, Inc.	46,386	2,340,638
Ryder System, Inc.	30,300	2,403,699
Schneider National, Inc. Class B	94,661	2,413,856
		9,462,247
Semiconductors & Semiconductor Equipment–2.27%
†Alpha & Omega Semiconductor Ltd.	37,700	2,060,305
Amkor Technology, Inc.	104,200	2,263,224
†Cohu, Inc.	78,681	2,328,958
†Ichor Holdings Ltd.	67,615	2,408,446
Kulicke & Soffa Industries, Inc.	40,400	2,263,208
		11,324,141
Software–1.48%
†Consensus Cloud Solutions, Inc.	42,769	2,571,700
Ebix, Inc.	69,724	2,311,351
Xperi Holding Corp.	144,247	2,498,358
		7,381,409
Specialty Retail–4.77%
Aaron's Co., Inc.	115,733	2,323,919
Big 5 Sporting Goods Corp.	144,262	2,474,093
†Conn's, Inc.	122,939	1,894,490
†Container Store Group, Inc.	303,464	2,479,301
Foot Locker, Inc.	80,822	2,397,181
Gap, Inc.	176,300	2,482,304
Haverty Furniture Cos., Inc.	87,270	2,392,943
Hibbett, Inc.	54,700	2,425,398
Rent-A-Center, Inc.	95,500	2,405,645
Tilly's, Inc. Class A	263,423	2,465,639
		23,740,913
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.97%
†Eastman Kodak Co.	360,518	$ 2,361,393
Xerox Holdings Corp.	122,947	2,479,841
		4,841,234
Thrifts & Mortgage Finance–0.99%
New York Community Bancorp, Inc.	228,667	2,451,310
Waterstone Financial, Inc.	128,956	2,494,009
		4,945,319
Tobacco–0.51%
Universal Corp.	43,990	2,554,499
		2,554,499
Trading Companies & Distributors–1.96%
Air Lease Corp.	56,495	2,522,502
Boise Cascade Co.	34,700	2,410,609
Rush Enterprises, Inc. Class A	47,172	2,401,526
Triton International Ltd.	34,579	2,426,754
		9,761,391
Wireless Telecommunication Services–1.01%
Telephone & Data Systems, Inc.	134,442	2,538,265
†U.S. Cellular Corp.	81,913	2,476,230
		5,014,495
Total Common Stock (Cost $478,002,390)		494,028,091

MONEY MARKET FUND–0.81%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	4,012,633	4,012,633
Total Money Market Fund (Cost $4,012,633)		4,012,633

TOTAL INVESTMENTS–100.01% (Cost $482,015,023)	498,040,724
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(56,168)
NET ASSETS APPLICABLE TO 38,655,944 SHARES OUTSTANDING–100.00%	$497,984,556

† Non-income producing.
LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
38	E-mini Russell 2000 Index	$3,926,160	$3,784,329	6/17/22	$141,831	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Mid Cap 200 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$494,028,091	$—	$—	$494,028,091
Money Market Fund	4,012,633	—	—	4,012,633
Total Investments	$498,040,724	$—	$—	$498,040,724
Derivatives:

Assets:
Futures Contract	$141,831	$—	$—	$141,831
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Small-Mid Cap 200 Fund–6